Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	true
Amendment Description

EXPLANATORY NOTE

This Post-Effective Amendment No. 3 on Form S-1 to the Registration Statement on Form S-4 (File No. 333-182482) relates to the public offering of common stock of the registrant upon exercise of certain warrants, as contemplated by the Registration Statement on Form S-4 (File No. 333-182482) (the "Prior Registration Statement"), and is being filed in order to maintain the effectiveness of the Prior Registration Statement to the extent that such Prior Registration Statement pertains to the shares of the registrant's common stock issuable upon exercise of such warrants.

Document Period End Date	Nov. 16, 2012
Entity Registrant Name	TILE SHOP HOLDINGS, INC.
Entity Central Index Key	0001552800
Trading Symbol	tts
Entity Filer Category	Accelerated Filer